CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 13,068	$ 7,886
Restricted cash	21	103
Marketable securities	373	852
Notes and accounts receivable—trade (net of allowances of $192 in 2023 and $233 in 2022)	7,214	6,541
Short-term financing receivables
Held for investment (net of allowances of $129 in 2023 and $145 in 2022)	6,102	6,851
Held for sale	692	939
Other accounts receivable (net of allowances of $109 in 2023 and $89 in 2022)	640	817
Inventory	1,161	1,552
Deferred costs	998	967
Prepaid expenses and other current assets	2,639	2,611
Total current assets	32,908	29,118
Property, plant and equipment	18,122	18,695
Less: Accumulated depreciation	12,621	13,361
Property, plant and equipment—net	5,501	5,334
Operating right-of-use assets—net	3,220	2,878
Long-term financing receivables (net of allowances of $27 in 2023 and $28 in 2022)	5,766	5,806
Prepaid pension assets	7,506	8,236
Deferred costs	842	866
Deferred taxes	6,656	6,256
Goodwill	60,178	55,949
Intangible assets—net	11,036	11,184
Investments and sundry assets	1,626	1,617
Total assets	135,241	127,243
Current liabilities
Taxes	2,270	2,196
Short-term debt	6,426	4,760
Accounts payable	4,132	4,051
Compensation and benefits	3,501	3,481
Deferred income	13,451	12,032
Operating lease liabilities	820	874
Other accrued expenses and liabilities	3,521	4,111
Total current liabilities	34,122	31,505
Long-term debt	50,121	46,189
Retirement and nonpension postretirement benefit obligations	10,808	9,596
Deferred income	3,533	3,499
Operating lease liabilities	2,568	2,190
Other liabilities	11,475	12,243
Total liabilities	112,628	105,222
Commitments and Contingencies
IBM stockholders' equity
Common stock	59,643	58,343
Retained earnings	151,276	149,825
Treasury stock, at cost (shares: 2023—1,351,897,514; 2022—1,351,024,943)	(169,624)	(169,484)
Accumulated other comprehensive income/(loss)	(18,761)	(16,740)
Total IBM stockholders' equity	22,533	21,944
Noncontrolling interests	80	77
Total equity	22,613	22,021
Total liabilities and equity	$ 135,241	$ 127,243